Equipment: Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Property, Plant and Equipment
	2013	2012
Computer equipment	$5,390	$5,390
Accumulated Depreciation	(5,390)	(5,246)
Net Book Value	$-	$144